Other Income	12 Months Ended
Dec. 31, 2024
Other Incomes [Abstract]
Other Income
8.	Other income

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Account management service fees	1,518,523	1,168,955	1,234,950
Others	321,711	221,947	272,947

	1,840,234	1,390,902	1,507,897